Property and Equipment - Summary of Detailed Information of Property and Equipment (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	$ 130,048,023	$ 109,529,144
Less: accumulated depreciation	(50,118,449)	(33,590,554)
Total property and equipment – net	79,929,574	75,938,590
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	85,588,228	75,665,771
Equipment under finance leases [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	23,168,355	14,971,916
Total property and equipment – net	14,981,186	9,404,765
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	19,360,169	17,393,839
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	1,479,320	1,088,236
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	211,032	214,612
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	$ 240,919	$ 194,770